STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Share capital	Capital reserve	Legal reserve	Expansion reserve	Additional dividends/interest on capital proposed	Tax incentive reserve	Other comprehensive income	Treasury shares	Retained earnings	Total
Balances on January 01, 2023 at Dec. 31, 2022	R$ 13,477,891	R$ 408,602	R$ 1,250,448	R$ 7,540,020	R$ 600,000	R$ 2,124,411	R$ (3,844)	R$ (163)		R$ 25,397,365
Total comprehensive income for the year
Net income									2,837,422	2,837,422
Post-employment benefit amount recorded in shareholders' equity							531			531
Total comprehensive income for the year							531		2,837,422	2,837,953
Long-term incentive plan		(24,291)								(24,291)
Purchase of treasury shares, net of disposals										(2,821)
Interest on capital (Note 26)									(1,600,000)	(1,600,000)
Allocation of net income:
Legal reserve (Note 26)			129,979						(129,979)
Distribution (allocation) to expansion reserve (Note 26)				1,469,615	(600,000)				(869,615)
Unclaimed dividends (Note 26)				7,734						7,734
Total contribution from shareholders and distribution to shareholders		(24,291)	129,979	(432,651)	710,000	237,828		(2,821)	(2,837,422)	(2,219,378)
Tax incentive reserve (Note 26)						237,828			(237,828)
Purchase of treasury shares, net of disposals								(2,821)		(2,821)
Dividends/additional interest on capital proposed (Note 26)				(1,910,000)	1,310,000					(600,000)
Ending balance, value at Dec. 31, 2023	13,477,891	384,311	1,380,427	7,107,369	1,310,000	2,362,239	(3,313)	(2,984)		26,015,940
Total comprehensive income for the year
Net income									3,153,881	3,153,881
Post-employment benefit amount recorded in shareholders' equity							1,029			1,029
Total comprehensive income for the year							1,029		3,153,881	3,154,910
Long-term incentive plan		22,354								22,354
Change in share value on grant date x fair value		10,892		(10,892)
Purchase of treasury shares, net of disposals								(45,004)		(45,004)
Transfer of shares - long-term incentive plan		(44,537)						44,537
Interest on capital (Note 26)									(1,450,000)	(1,450,000)
Allocation of net income:
Legal reserve (Note 26)			140,659						(140,659)
Dividends (Note 25.d)
Additional dividends/interest on capital distributed (Note 25.d)				(3,360,000)	2,050,000					(1,310,000)
Distribution (allocation) to expansion reserve (Note 26)				2,532,506	(1,310,000)				(1,222,506)
Unclaimed dividends (Note 26)				16,436						16,436
Total contribution from shareholders and distribution to shareholders		(11,291)	140,659	(821,950)	740,000	340,716		(467)	(3,153,881)	(2,766,214)
Total contribution from shareholders and distribution to shareholders
Tax incentive reserve (Note 26)						340,716			(340,716)
Ending balance, value at Dec. 31, 2024	13,477,891	373,020	1,521,086	6,285,419	2,050,000	2,702,955	(2,284)	(3,451)		26,404,636
Total comprehensive income for the year
Net income									4,311,984	4,311,984
Post-employment benefit amount recorded in shareholders' equity							(676)			(676)
Total comprehensive income for the year							(676)		4,311,984	4,311,308
Long-term incentive plan		16,998								16,998
Change in share value on grant date x fair value				(3,167)				3,167
Lapsed fractional shares (Note 25.b)		23,997								23,997
Purchase of treasury shares, net of disposals								(748,268)		(748,268)
Cancellation of treasury shares (Note 25.e)				(644,234)				644,234
Transfer of shares - long-term incentive plan		(25,779)						25,779
Interest on capital (Note 26)				(490,000)						(490,000)
Dividends				(410,808)						(410,808)
Allocation of net income:
Legal reserve (Note 26)			193,492						(193,492)
Dividends (Note 25.d)									(1,379,192)	(1,379,192)
Interest on capital (Note 25.d)									(1,720,000)	(1,720,000)
Tax benefit reserve (note 25)						440,088			(440,088)
Additional dividends/interest on capital distributed (Note 25.d)				(2,050,000)						(2,050,000)
Distribution (allocation) to expansion reserve (Note 26)				2,629,212	(2,050,000)				(579,212)
Unclaimed dividends (Note 26)				18,720						18,720
Total contribution from shareholders and distribution to shareholders		15,216	193,492	(950,277)	(2,050,000)	440,088		(75,088)	(4,311,984)	(6,738,553)
Ending balance, value at Dec. 31, 2025	R$ 13,477,891	R$ 388,236	R$ 1,714,578	R$ 5,335,142		R$ 3,143,043	R$ (2,960)	R$ (78,539)		R$ 23,977,391